Income Tax - Reconciliations of Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 226,494	$ 218,471	$ 139,767
Net income not subject to taxes	(81,604)	(131,529)	(148,118)
Net income (loss) subject to taxes	144,890	86,942	(8,351)
Amount computed using the standard rate of corporate tax	(33,083)	(16,476)	(731)
Adjustments to valuation allowance and uncertain tax position	14,851	12,830	3,352
Permanent and currency differences	11,507	1,576	2,069
Change in tax rate	(842)	(3,086)	(5,315)
Income tax expense	$ (7,567)	$ (5,156)	$ (625)